Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2014, were as follows:

(millions)	Commitments
2015	$46.2
2016	43.7
2017	37.2
2018	27.1
2019	16.4
Thereafter	4.4
Total	$175.0

Expense Incurred for Leases	The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2014	$63.4
2013	64.6
2012	71.9